Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA GOVERNMENT MONEY MARKET PORTFOLIO
Prospectus Date	rr_ProspectusDate	May 01, 2020
Document Creation Date	dei_DocumentCreationDate	Apr. 21, 2020